UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5348
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: February 28, 2007

Item 1. Schedule of Investments.

Stephens Small Cap Growth Fund
Schedule of Investments at February 28, 2007 (unaudited)

Shares		Value
	COMMON STOCKS: 98.1%
	Aerospace & Defense: 1.8%
10,400	Heico Corp.	$382,200
9,700	Moog, Inc. - Class A *	369,667
		751,867
	Air Freight & Logistics: 0.8%
10,895	UTi Worldwide, Inc.	328,375

	Auto Components: 0.7%
24,900	Amerigon, Inc. *	276,888

	Biotechnology: 1.8%
7,900	Affymetrix, Inc. *	203,267
11,000	Kendle International, Inc. *	381,150
24,200	OraSure Technologies, Inc. *	192,632
		777,049
	Capital Markets: 1.3%
2,335	Affiliated Managers Group, Inc. *	265,023
3,900	Greenhill & Co, Inc.	262,782
		527,805
	Chemicals: 0.7%
10,000	Zoltek Co., Inc. *	295,600

	Commercial Banks: 2.2%
7,770	Pinnacle Financial Partners, Inc. *	240,792
7,200	PrivateBancorp, Inc.	263,664
12,000	Prosperity Bancshares, Inc.	417,240
		921,696
	Commercial Services & Supplies: 5.7%
8,590	Administaff, Inc.	304,859
7,330	Advisory Board Co. *	381,233
2,615	The Corporate Executive Board Co.	203,473
9,635	CoStar Group, Inc. *	451,592
8,015	CRA International, Inc. *	415,097
6,750	The GEO Group, Inc. *	315,833
9,855	Resources Connection, Inc. *	318,908
		2,390,995
	Communications Equipment: 1.9%
8,000	Ciena Corp. *	251,760
3,800	F5 Networks, Inc. *	275,956
9,112	SiRF Technology Holdings, Inc. *	260,512
		788,228
	Computers & Peripherals: 1.4%
31,800	STEC, Inc. *	274,116
8,400	Stratasys, Inc. *	308,112
		582,228
	Consumer Finance: 0.9%
17,800	First Cash Financial Services, Inc. *	400,144

	Electronic Equipment & Instruments: 4.7%
7,360	FLIR Systems, Inc. *	255,834
15,200	ID Systems, Inc. *	230,128
12,445	National Instruments Corp.	333,899
9,400	OSI Systems, Inc. *	235,000
7,200	SunPower Corp. - Class A *	311,760
22,710	Trimble Navigation Ltd. *	600,907
		1,967,528
	Energy Equipment & Services: 4.9%
6,900	Core Laboratories NV *	544,272
6,700	NATCO Group, Inc. *	232,155
7,330	Oceaneering International, Inc. *	289,095
21,770	Tetra Technologies, Inc. *	483,947
7,420	Universal Compression Holdings, Inc. *	496,769
		2,046,238
	Fire, Marine, & Casualty Insurance: 0.8%
9,598	Tower Group, Inc.	328,060

	Food & Staples Retailing: 0.7%
10,440	United Natural Foods, Inc. *	310,903

	Food Products: 0.9%
13,410	Hain Celestial Group, Inc. *	389,024

	Health Care Equipment & Supplies: 7.7%
19,965	American Medical Systems Holdings, Inc. *	406,088
20,000	Conceptus, Inc. *	375,600
10,260	Gen-Probe, Inc. *	492,685
9,745	Hologic, Inc. *	536,462
20,970	I-Flow Corp. *	302,178
7,260	Kyphon, Inc. *	327,499
11,805	LifeCell Corp. *	281,785
22,380	NuVasive, Inc. *	528,840
		3,251,137
	Health Care Providers & Services: 6.1%
20,480	Eclipsys Corp. *	428,441
9,680	Healthways, Inc. *	420,983
8,300	ICON PLC - ADR *	344,865
17,900	PSS World Medical, Inc. *	371,246
12,910	Psychiatric Solutions Inc. *	515,884
13,255	VCA Antech, Inc. *	486,591
		2,568,010
	Health Care Technology: 1.3%
15,445	Vital Images, Inc. *	530,845

	Hotels Restaurants & Leisure: 5.6%
8,020	Benihana, Inc. *	246,535
18,310	BJ's Restaurants, Inc. *	373,158
8,200	Famous Dave's of America, Inc. *	152,356
8,780	Gaylord Entertainment Co. *	473,856
7,925	Panera Bread Co. - Class A *	485,248
13,245	Pinnacle Entertainment, Inc. *	428,343
5,700	WMS Industries, Inc. *	213,351
		2,372,847
	Insurance: 1.5%
29,000	Hallmark Financial Services, Inc.*	320,450
6,240	Navigators Group, Inc. *	310,128
		630,578
	Internet & Catalog Retail: 0.7%
8,100	VistaPrint Limited *	301,482

	Internet Software & Services: 6.4%
15,670	aQuantive, Inc. *	397,078
37,780	CyberSource Corp. *	461,671
7,600	DealerTrack Holdings, Inc. *	220,020
4,900	Digital River, Inc. *	271,411
40,000	LivePerson, Inc. *	233,600
14,500	Omniture, Inc. *	225,475
37,400	Online Resources Corp. *	387,090
26,370	Vocus, Inc. *	523,181
		2,719,526
	IT Services: 2.7%
21,510	Euronet Worldwide, Inc. *	587,868
33,190	Lightbridge, Inc. *	535,687
		1,123,555
	Kidney Dialysis Centers: 0.5%
16,500	Dialysis Corp of America *	227,700

	Life Insurance: 0.8%
11,800	IPC Holdings, Ltd.	342,908

	Life Sciences Tools & Services: 0.9%
9,545	Ventana Medical Systems, Inc. *	384,186

	Media: 1.0%
9,700	CKX, Inc. *	127,652
11,000	National Cinemedia, Inc. *	288,420
		416,072
	Oil & Gas: 1.1%
6,500	Goodrich Petroleum Corp. *	222,365
19,500	Petrohawk Energy Corp. *	233,415
		455,780
	Oil & Gas Field Machinery & Equipment: 0.5%
10,800	Tesco Corp. *	226,584

	Oil, Gas & Consumable Fuels: 0.8%
7,325	World Fuel Services Corp.	330,358

	Pharmaceuticals: 1.4%
11,415	MGI Pharma, Inc. *	242,226
2,200	New River Pharmaceuticals, Inc. *	139,150
13,360	Salix Pharmaceuticals Ltd. *	189,846
		571,222
	Prepackaged Software: 1.5%
15,450	Blackbaud, Inc.	353,496
21,900	Phase Forward, Inc. *	289,737
		643,233
	Radio & Broadcasting Equipment: 0.5%
22,800	AudioCodes, Ltd. *	222,300

	Road & Rail: 0.8%
17,567	Knight Transportation, Inc.	328,152

	Semiconductor & Semiconductor Equipment: 7.1%
40,920	ARM Holdings PLC - ADR	308,127
5,560	Cymer, Inc. *	231,074
9,800	FormFactor, Inc. *	418,950
5,700	Hittite Microwave Corp. *	239,058
12,400	Intevac, Inc. *	338,148
12,030	Microsemi Corp. *	243,728
19,600	Nextest Systems Corp. *	241,080
11,400	Power Integrations, Inc. *	294,690
14,300	Trident Microsystems, Inc. *	316,173
7,780	Varian Semiconductor Equipment Associates, Inc. *	371,806
		3,002,834
	Software: 7.2%
400	Ansys, Inc.	20,408
6,700	Factset Research Systems, Inc.	407,762
8,400	MICROS Systems, Inc. *	468,384
8,100	Quality Systems, Inc.	331,533
6,490	Salesforce.com, Inc. *(a)	280,757
6,940	SPSS, Inc. *	239,916
6,500	THQ, Inc. *	209,365
7,600	Transaction Systems Architects, Inc. *	268,280
16,015	Ultimate Software Group, Inc. *	426,640
21,055	VASCO Data Security International, Inc. *	370,357
		3,023,402
	Specialty Retail: 8.8%
14,465	Aaron Rents, Inc.	395,762
8,900	Citi Trends, Inc. *	372,821
8,495	GameStop Corp. - Class A *(a)	445,308
6,670	Guess?, Inc. (a)	543,472
13,300	Hibbett Sporting Goods, Inc. *	414,694
6,740	Tractor Supply Co. *	344,886
6,125	Tween Brands, Inc. *	219,581
22,200	United Retail Group, Inc. *	307,026
37,000	Wet Seal, Inc.*	222,370
12,570	Zumiez, Inc. *	427,506
		3,693,426
	Textiles, Apparel & Luxury Goods: 0.9%
8,000	Under Armour, Inc. *	367,600

	Trading Companies & Distributors: 0.8%
8,245	MSC Industrial Direct Co., Inc. - Class A	355,689

	Transportation Equipment: 0.3%
7,000	Force Protection, Inc. *	114,100

	TOTAL COMMON STOCKS
	(Cost $37,140,571)	41,286,154

	SHORT:TERM INVESTMENTS: 2.8%
	Money Market Funds: 2.8%
542,526	AIM Liquid Assets Portfolio - Institutional Class	542,526
647,992	AIM STIT-STIC Prime Portfolio	647,992
		1,190,518

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,190,518)	1,190,518

	TOTAL INVESTMENTS IN SECURITIES:100.9%
	(Cost $38,331,089)	42,476,672
	Liabilities in Excess of Other Assets: (0.9)%	(378,468)
	TOTAL NET ASSETS: 100.0%	$42,098,204

*	Non-income producing security.
ADR	American Depository Receipt
(a)	All or portion of the shares have been committed as collateral for written option contracts.

Schedule of Options Written at February 28, 2007 (unaudited)

Contracts	(100 shares per contract)	Value
	CALL OPTIONS

	GameStop Corp.
10	Expiration: March, 2007, Exercise Price: $60.00	$50
	Guess?, Inc.
10	Expiration: June, 2007, Exercise Price: $90.00	3,900
	Salesforce.com, Inc.
15	Expiration: March, 2007, Exercise Price: $45.00	900
	Total Options Written
	(Premiums received $8,676)	$4,850

The cost basis of investments for federal income tax purposes at February 28, 2007 was as follows+:

Cost of investments	$38,369,541
Gross unrealized appreciation	5,577,139
Gross unrealized depreciation	(1,470,008)
Net unrealized appreciation	$4,107,131

+  Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Stephens Mid Cap Growth Fund
Schedule of Investments at February 28, 2007 (unaudited)

Shares		Value
	COMMON STOCKS: 98.2%
	Aerospace & Defense: 1.8%
2,195	Precision Castparts Corp.	$199,679

	Air Freight & Logistics: 1.3%
4,815	UTI Worldwide, Inc.	145,124

	Beverages: 0.4%
750	Brown-Forman Corp. - Class B	49,125

	Biological Products: 1.2%
8,050	QIAGEN *	131,940

	Biotechnology: 0.6%
1,030	Cephalon, Inc. *	73,212

	Capital Markets: 2.6%
1,380	Affiliated Managers Group, Inc. *	156,630
4,860	Jefferies Group, Inc.	131,463
		288,093
	Chemicals: 1.0%
2,725	Airgas Inc.	112,461

	Commercial Banks: 2.2%
3,150	Prosperity Bancshares, Inc.	109,526
1,550	Zions Bancorp.	132,339
		241,865
	Commercial Services & Supplies: 3.0%
1,050	The Corporate Executive Board Co.	81,700
2,680	Monster Worldwide, Inc. *	133,625
1,600	Stericycle, Inc. *	124,496
		339,821
	Communications Equipment: 2.8%
2,450	Ciena Corp. *	77,101
1,000	F5 Networks, Inc. *	72,620
3,285	Harris Corp.	161,228
		310,949
	Computers & Peripherals: 0.5%
1,500	SanDisk Corp. *	54,630

	Diversified Financial Services: 0.7%
150	Chicago Mercantile Exchange Holdings, Inc.	80,870

	Electrical Equipment: 1.2%
2,600	Roper Industries, Inc.	138,112

	Electronic Equipment & Instruments: 4.4%
2,800	FLIR Systems, Inc. *	97,328
4,420	National Instruments Corp.	118,588
2,800	SunPower Corporation - Class A *	121,240
5,910	Trimble Navigation Ltd. *	156,379
		493,535
	Energy Equipment & Services: 5.6%
1,795	FMC Technologies, Inc. *	118,075
2,615	Helix Energy Solutions Group, Inc. *	87,786
1,530	National-Oilwell Varco, Incorporated *	106,549
1,600	Noble Corp.	112,352
5,310	TETRA Technologies, Inc. *	118,041
1,300	Universal Compression Holdings, Inc. *	87,035
		629,838
	Food & Staples Retailing: 1.0%
2,290	Whole Foods Market, Inc.	109,393

	Health Care Equipment & Supplies: 7.7%
4,725	CYTYC Corp.	143,167
3,435	Gen-Probe, Inc. *	164,949
3,045	Hologic, Inc. *	167,627
1,000	IDEXX Laboratories, Inc. *	86,180
3,075	Kyphon, Inc. *	138,713
3,475	ResMed, Inc. *	166,036
		866,672
	Health Care Providers & Services: 6.9%
2,530	DaVita, Inc. *	138,011
1,650	Express Scripts, Inc. *	124,427
2,840	Healthways, Inc. *	123,512
2,095	Henry Schein, Inc. *	109,296
3,045	Psychiatric Solutions, Inc. *	121,678
4,480	VCA Antech, Inc. *	164,461
		781,385
	Health Care Technology: 1.7%
3,695	Cerner Corp. *	192,547

	Hotels Restaurants & Leisure: 3.8%
2,645	Gaylord Entertainment Co. *	142,750
1,995	Panera Bread Co. - Class A *	122,154
3,120	Pinnacle Entertainment, Inc. *	100,901
600	Wynn Resorts Ltd.	58,812
		424,617
	Insurance: 1.1%
3,980	HCC Insurance Holdings, Inc.	124,773

	Internet Software & Services: 1.2%
2,600	Akamai Technologies, Inc. *	134,082

	IT Services: 6.7%
1,300	Alliance Data Systems Corporation *	77,675
2,495	CheckFree Corp. *	94,611
1,680	Cognizant Technology Solutions Corp. - Class A *	151,536
5,240	Euronet Worldwide, Inc. *	143,209
2,955	Global Payments, Inc.	113,679
6,345	Iron Mountain, Inc. *	176,708
		757,418
	Life Insurance: 0.9%
3,350	IPC Holdings Ltd.	97,351

	Life Science Tools & Services: 2.7%
3,130	Covance, Inc. *	192,996
1,590	Millipore Corp. *	113,717
		306,713
	Machinery: 0.8%
2,080	Joy Global, Inc.	92,227

	Medical Devices: 1.3%
1,305	Intuitive Surgical, Inc. *	144,986

	Oil, Gas & Consumable Fuels: 3.6%
1,680	Newfield Exploration Co. *	72,610
2,200	Quicksilver Resources, Inc. *	84,854
4,000	Range Resources Corp.	127,720
3,230	Southwestern Energy Co. *	125,970
		411,154
	Pharmaceuticals: 0.7%
1,155	Shire PLC - ADR	74,463

	Semiconductor & Semiconductor Equipment: 8.5%
21,165	ARM Holdings PLC - ADR	159,372
5,200	ASML Holding NV - ADR *	127,816
4,940	Intersil Corp. - Class A	130,663
1,400	KLA-Tencor Corp.	72,436
1,335	LAM Research Corp. *	59,621
3,970	MEMC Electronic Materials, Inc. *	204,733
3,630	Microchip Technology, Inc.	129,228
2,400	NVIDIA Corp. *	74,400
		958,269
	Software: 5.6%
8,210	Activision, Inc. *	137,271
3,755	Autodesk, Inc. *	154,518
1,700	Factset Research Systems, Inc.	103,462
5,090	Red Hat, Inc. *	114,271
2,955	Salesforce.com, Inc. *	127,833
		637,355
	Specialty Retail: 8.8%
1,930	Abercrombie & Fitch Co. - Class A	150,868
1,330	Bed Bath & Beyond Inc. *	53,054
2,250	CarMax, Inc. *	118,575
3,440	GameStop Corp. - Class A *	180,325
2,000	Guess ?, Inc.	162,960
3,550	Petsmart, Inc.	107,600
2,545	Tractor Supply Co. *	130,228
2,650	Zumiez, Inc. *	90,126
		993,736
	Textiles, Apparel & Luxury Goods: 2.7%
2,240	Polo Ralph Lauren Corp.	194,835
2,500	Under Armour, Inc. *	114,875
		309,710
	Trading Companies & Distributors: 1.8%
2,430	Fastenal Co.	85,706
2,680	MSC Industrial Direct Co., Inc. - Class A	115,615
		201,321
	Wireless Telecommunication Services: 1.4%
2,195	NII Holdings, Inc. *	155,494

	TOTAL COMMON STOCKS
	(Cost $10,304,264)	11,062,920

	SHORT-TERM INVESTMENTS: 1.7%
	Money Market Funds: 1.7%
84,021	AIM Liquid Assets Portfolio - Institutional Class	84,021
109,240	AIM STIT-STIC Prime Portfolio	109,240
		193,261
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $193,261)	193,261

	TOTAL INVESTMENTS IN SECURITIES: 99.9%
	(Cost $10,497,525)	11,256,181
	Other Assets in Excess of Liabilities: 0.1%	9,365
	TOTAL NET ASSETS: 100.00%	$11,265,546

*	Non-income producing security.
ADR	American Depository Receipt

The cost basis of investments for federal income tax purposes at February 28, 2007 was as follows+:
Cost of investments	$10,499,670
Gross unrealized appreciation	1,223,459
Gross unrealized depreciation	(466,948)
Net unrealized appreciation	$756,511

+  Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)*   /s/Robert M. Slotky
Robert M. Slotky, President

Date  April 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Robert M. Slotky
Robert M. Slotky, President

Date  April 30, 2007

By (Signature and Title)*   /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  April 30, 2007

* Print the name and title of each signing officer under his or her signature.